Basis of presentation and consolidation	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation and consolidation	Basis of presentation and consolidation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”) as issued by the Financial Accounting Standards Board. The significant accounting policies described in Note 3 — Significant accounting policies have been applied consistently to all periods presented.
In the opinion of management, the financial data presented includes all adjustments necessary to present fairly the Company’s financial position, results of operations and cash flows for the annual periods presented. Certain previously reported immaterial amounts, specific to the Consolidated Statements of Cash Flows, have been reclassified between line items to conform to the current period presentation. Additionally, in Note 23 — Income Taxes, the Company reclassified Section 280E expenses from Non-deductible expenses to Increase in uncertain tax position in the reconciliation of its statutory tax rate on continuing operations to the effective tax rate on continuing operations for the year ended December 31, 2023 to conform to the current period presentation.
The Consolidated Financial Statements include estimates and assumptions of management that affect the amounts reported in the Consolidated Financial Statements. Actual results could differ from these estimates.
Functional and presentation currency
The Consolidated Financial Statements are presented in U.S. dollar (“USD”), which is the reporting currency of the Company, unless otherwise noted. The functional currency of the Company and the domestic entities reflected in the Consolidated Financial Statements is the USD, and the functional currencies of the Company’s international subsidiaries include the Pound Sterling, Euro, Swiss Franc, Polish Zloty and Canadian Dollar. The financial accounts of the Company’s international subsidiaries are translated to USD using exchange rates at specific reporting dates or average rates over the reporting period, as applicable. Unrealized gains and losses resulting from foreign currency translation adjustments are recognized within Accumulated other comprehensive loss, which is a component of Shareholders’ equity on the Consolidated Balance Sheets. Realized transactional exchange gains and losses are included in Other income, net on the Consolidated Statements of Operations.
Basis of measurement
The Consolidated Financial Statements have been prepared on a going concern basis, under the historical cost convention, except for certain financial instruments that are measured at fair value as described herein.
Basis of consolidation
The Consolidated Financial Statements include all the accounts of the Company, its wholly-owned subsidiaries, majority-owned subsidiaries and legal entities in which it holds a controlling financial interest, through management service agreements (“MSAs”) or other financing arrangements.
All intercompany balances and transactions have been eliminated in consolidation. See Note 3 — Significant accounting policies.
The following table presents the wholly-owned subsidiaries of the Company as well as the entities in which the Company held a controlling financial interest as of December 31, 2024 and 2023:

		As of
		December 31, 2024	December 31, 2023
Entity name	Jurisdiction of Incorporation/Formation	Ownership %(1)
Curaleaf International Holdings Limited	Guernsey	68.5%	68.5%
Curaleaf, Inc.*	DE	—	—
Northern Green Canada Inc.	Canada	100%	— (2)
Bloom Fungibles, LLC	AZ	100%	100%
Focused Employer, Inc.	DE	100%	100%

(1) Based on % of voting interests held by the Company.
(2) The Company acquired Northern Green Canada Inc. (“NGC”) in 2024. See Note 4 — Acquisitions for further details.
* Consolidated by the Company as a variable interest entity. See Note 3 — Significant accounting policies and Note 29 — Variable interest entities for further details.
The following table presents the wholly-owned subsidiaries of Curaleaf International Holdings Limited (“Curaleaf International”) as well as the entities in which Curaleaf International held a controlling financial interest as of December 31, 2024 and 2023:

		As of
		December 31, 2024	December 31, 2023
Entity name	Jurisdiction of Incorporation/Formation	Ownership %(1)
Curaleaf International Limited	UK	100%	100%
Four20 Pharma GmbH(2)	Germany	55%	55%

(1) Based on % of voting interests held by the Company.
(2) The remaining 45% noncontrolling interest is held by the sellers of Four20 Pharma GmbH, which the company acquired in September 2022. See 'Non-controlling interests' herein and Note 17 — Redeemable non-controlling interest for further details.

The following table presents the wholly-owned subsidiaries of Curaleaf, Inc. as well as the entities in which Curaleaf, Inc., directly or indirectly, held a controlling financial interest as of December 31, 2024 and 2023:

		December 31, 2024	December 31, 2023
Entity name	Jurisdiction of Incorporation/Formation	Ownership %(1)
CLF AZ, Inc.	DE	100%	100%
CLF NY, Inc.	DE	100%	100%
Curaleaf CA, Inc.	DE	100%	100%
Curaleaf KY, Inc.	DE	100%	100%
Curaleaf Massachusetts, Inc.	MA	100%	100%
Curaleaf MD, LLC	MD	100%	100%
Curaleaf OGT, Inc.	DE	100%	100%
Curaleaf PA, LLC	DE	100%	100%
Focused Investment Partners, LLC	DE	100%	100%
CLF Maine, Inc.	DE	100%	100%
PalliaTech CT, Inc.	DE	100%	100%
CLF Oregon, LLC (formerly PalliaTech OR, LLC)	DE	100%	100%
PalliaTech Florida, Inc.	DE	100%	100%
PT Nevada, Inc.	DE	100%	100%
CLF Sapphire Holdings, Inc.	DE	100%	100%
Curaleaf NJ II, Inc.	DE	100%	100%
GR Companies, Inc.	DE	100%	100%
CLF MD Employer, LLC	MD	100%	100%
Curaleaf Columbia, LLC (formerly HMS Sales, LLC)	MD	100%	100%
MI Health, LLC	MD	100%	100%
Curaleaf Compassionate Care VA, LLC	VA	100%	100%
Curaleaf UT, LLC	DE	100%	100%
Curaleaf Processing, Inc	DE	100%	100%
Virginia's Kitchen, LLC	CO	100%	100%
Cura CO LLC	CO	100%	100%
Curaleaf DH, Inc.	DE	100%	100%
Curaleaf Stamford, Inc.	CT	100%	100%
CLF Holdings Alabama, Inc.	DE	100%	100%
Curaleaf Hemp, Inc.	DE	100%	—
Windy City Holding Company, LLC*	IL	—	—
Broad Horizon Holdings, LLC*	MA	—	—

(1) Based on % of voting interests held by Curaleaf, Inc. with the exception of the entities which Curaleaf, Inc. consolidates as variable interest entities.
* Consolidated by Curaleaf, Inc. as a variable interest entity. See Note 3 — Significant accounting policies and Note 29 — Variable interest entities for further details.
Non-controlling interests (“NCI”)
NCI in consolidated subsidiaries represent the component of equity in consolidated subsidiaries held by third parties. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and non-controlling interests. In addition, when a subsidiary is deconsolidated, any retained non-controlling equity investment in the former subsidiary is initially measured at fair value, and the gain or loss triggered by any difference between the carrying value and fair value of the retained interest is included in Other income, net on the Consolidated Statements of Operations.
NCI with redemption features, such as put options, that are not solely within the Company’s control are considered redeemable non-controlling interests (“Redeemable NCI”). Redeemable NCI is considered to be temporary equity and are reported in the mezzanine section between Commitment and contingencies and Shareholders’ equity on the Consolidated Balance Sheets. Redeemable NCI is recorded at the greater of the carrying value, which is adjusted for the NCI’s share of net income or loss generated over the reporting period and the estimated redemption value at the end of the reporting period. In instances where the redemption value of Redeemable NCI is greater than its carrying value and redemption is at least probable, the Company has elected to immediately recognize the entire adjustment through Accumulated deficit on the Consolidated Balance Sheets. This election provides for a more immediate and transparent reflection of the economic impact associated with changes in redemption value, as opposed to accreting the difference over time.
See Note 17 — Redeemable non-controlling interest for further details.